Premises, Equipment, and Leases	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises, Equipment, and Leases
Premises, Equipment, and Leases

Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2018	2017
Land	$107,864	$104,454
Buildings	461,665	472,619
Leasehold improvements	30,230	26,640
Furniture, fixtures, and equipment	196,469	194,057
Fixed assets held-for-sale (a)	19,617	53,195
Premises and equipment, at cost	815,845	850,965
Less accumulated depreciation and amortization	321,804	318,714
Premises and equipment, net	$494,041	$532,251
(a) Primarily comprised of land and buildings.
FHN is obligated under a number of noncancelable operating leases for premises with terms up to 41 years, which may include the payment of taxes, insurance and maintenance costs. Operating leases for equipment are not material.
In 2018 and 2017, FHN recognized $3.9 million and $6.0 million, respectively, of fixed asset impairments and lease abandonment charges related to branch closures which are included in All other expenses on the Consolidated Statements of Income. In 2018, $1.5 million of impairment recoveries were recorded upon disposition of the associated properties. In 2018 and 2017, FHN had net gains of $4.3 million and $.4 million, respectively, related to the sales of bank branches which are included in All other income and commissions on the Consolidated Statements of Income.
Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2018 are shown below. Aggregate minimum income under sublease agreements for these periods is not material.

(Dollars in thousands)
2019	$27,524
2020	24,722
2021	20,954
2022	16,518
2023	13,174
2024 and after	42,370
Total minimum lease payments	$145,262
Payments required under capital leases are not material.
Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2018	2017	2016
Rent expense, gross	$34,729	$23,116	$20,812
Sublease income	(647)	(631)	(477)
Rent expense, net	$34,082	$22,485	$20,335